Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)	11,797,896
Shares authorized (in shares)	12,854,437
Unrecognized compensation cost	$ 28.6
Stock options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period	1 year 7 months 6 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		1,237,000